Common stock (Details Narrative) (USD $)	0 Months Ended	12 Months Ended
	Jan. 05, 2010	Apr. 30, 2011	Jul. 31, 2012	Apr. 30, 2012
Equity [Abstract]
Common stock, authorized issuance	2,000,000	1,500,000
Restricted Common Stock, unit price	$ 0.001	$ 0.01	$ 0.001	$ 0.001
Proceeds from issuance of restricted stock	$ 2,000	$ 15,000